Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Processes and Timing
The Talent Management and Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”), and the Company does not time the release of MNPI based upon grant dates of equity. In the event MNPI becomes known to the Talent Management and Compensation Committee before granting an equity award, the Talent Management and Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
Equity awards granted to our NEOs in the form of annual LTI awards typically have a January 15 grant date, and such awards are generally approved by the Talent Management and Compensation Committee at its regularly scheduled meeting held in December of the prior year. The Talent Management and Compensation Committee meetings are normally scheduled well in advance and are not scheduled with an eye to announcements of MNPI regarding the Company. The Talent Management and Compensation Committee may make an award with an effective date in the future, including awards contingent on commencement of employment or some other subsequent event, or may act by unanimous written consent on the date of such an event when the proposed issuances have been reviewed by the Talent Management and Compensation Committee prior to the date of the event.
During fiscal 2024, the Company did not grant equity awards to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form
10-Q
or Form
10-K,
or the filing or furnishing of any Company current report on Form
8-K
that disclosed any MNPI.

Award Timing Method	In the event MNPI becomes known to the Talent Management and Compensation Committee before granting an equity award, the Talent Management and Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
Award Timing Predetermined	true
Award Timing MNPI Considered	false